Loan Servicing Assets - Additional Information (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Unpaid principal balances of mortgage and other loans serviced for others	$ 418.6	$ 435.5
Fair value of mortgage servicing rights	$ 3.5	$ 3.3